Fees Summary	Mar. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 318,166,671.00
Previously Paid Amount	0.00
Total Fee Amount	43,938.82
Total Offset Amount	0.00
Net Fee	$ 43,938.82